Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Parenthetical) (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue [Member] | Reclassified from Service to Rentals [Member] | Operation and Maintenance of BOOM Contracts [Member]
Statements [Line Items]
Amount of reclassifications or changes in presentation	$ 11,717	$ 43,594